Financial Instruments - Schedule of Financial Assets and Liabilities at Fair Value (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Measured at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	¥ 23,352	¥ 23,400
Measured at fair value through profit or loss | Derivative financial instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	13,783	15,261
Measured at fair value through profit or loss | Financial liabilities associated with contingent consideration arrangements
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	7,772	8,139
Measured at fair value through profit or loss | Lease liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	619,639	479,351
Measured at fair value through profit or loss | Other
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	1,797
Measured at fair value through profit or loss | Trade and other payables
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities		649,233
Derivative hedging instruments | Derivative hedging instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	11,325	25,460
Derivative hedging instruments | Derivative financial instruments | Derivative hedging instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	11,325	25,460
Financial liabilities measured at fair value
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	34,677	48,860
Financial liabilities measured at fair value | Derivative financial instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	25,108	40,721
Financial liabilities measured at fair value | Financial liabilities associated with contingent consideration arrangements
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	7,772	8,139
Financial liabilities measured at fair value | Other
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	1,797
Other financial liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	6,187,850	5,702,520
Other financial liabilities | Lease liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	619,639	479,351
Other financial liabilities | Lease liabilities | Derivative hedging instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	619,639	479,351
Other financial liabilities | Other
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	176,938	191,595
Other financial liabilities | Other | Derivative hedging instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	176,938	191,595
Other financial liabilities | Trade and other payables
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	547,521	649,233
Other financial liabilities | Trade and other payables | Derivative hedging instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	547,521	649,233
Other financial liabilities | Bonds and loans
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	4,843,752	4,382,341
Other financial liabilities | Bonds and loans | Derivative hedging instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	4,843,752	4,382,341
Measured at fair value through other comprehensive income
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	266,621	228,811
Measured at fair value through other comprehensive income | Equity instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	182,887	157,731
Measured at fair value through other comprehensive income | Trade and other receivables
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	83,734	71,080
Measured at fair value through profit or loss
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	44,482	53,435
Measured at fair value through profit or loss | Derivative financial instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	17,617	17,131
Measured at fair value through profit or loss | Investments in convertible notes
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	13,459	11,435
Measured at fair value through profit or loss | Investments in debt instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	1,113	1,063
Measured at fair value through profit or loss | Financial assets associated with contingent consideration arrangements
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	12,293	23,806
Derivative hedging instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	102,606	62,522
Derivative hedging instruments | Derivative financial instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	102,606	62,522
Financial assets measured at fair value
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	413,709	344,769
Financial assets measured at fair value | Equity instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	182,887	157,731
Financial assets measured at fair value | Derivative financial instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	120,223	79,654
Financial assets measured at fair value | Investments in convertible notes
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	13,459	11,435
Financial assets measured at fair value | Investments in debt instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	1,113	1,063
Financial assets measured at fair value | Financial assets associated with contingent consideration arrangements
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	12,293	23,806
Financial assets measured at fair value | Trade and other receivables
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	83,734	71,080
Financial assets measured at amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	1,068,361	1,138,047
Financial assets measured at amortized cost | Trade and other receivables
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	584,669	578,349
Financial assets measured at amortized cost | Other
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	25,892	26,168
Financial assets measured at amortized cost | Cash and cash equivalents
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	¥ 457,800	¥ 533,530